Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property plant equipment gross	$ 15,002	$ 431
Less: Accumulated depreciation and amortization	(691)	(13)
Property and equipment, net	14,311	418
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	2,818
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	8,792	371
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	596
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	968
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property plant equipment gross	$ 1,828	$ 60